Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events
13. Subsequent Events
The Company evaluated subsequent events occurring subsequent to June 30, 2025 through August 12, 2025, the date the condensed consolidated financial statements were available for issuance.
The Merger
On July 25, 2025, Ikena completed its previously announced Merger with the Company in accordance with the terms of the Merger Agreement. Prior to the Merger, Ikena effected a
1-for-12
reverse stock split of its common stock (the “Reverse Stock Split”). Pursuant to the Plan of Merger for the First Merger, Merger Sub I was merged with and into the Company and the Company became a wholly owned subsidiary of Ikena. Pursuant to the Plan of Merger for the Second Merger, the Company was merged with and into Merger Sub II and Merger Sub II became a wholly owned subsidiary of Ikena. Ikena then changed its name to “ImageneBio, Inc.” and the business conducted by Ikena became primarily the business conducted by the Company immediately prior to the Merger.
Under the terms of the Merger Agreement, each ordinary share and preferred share of the Company (each such share, an “Inmagene Share”) held as treasury shares were canceled. Each then-outstanding Inmagene Share was converted into the right to receive 0.0030510 shares of Ikena common stock, par value $0.001 per share (“Ikena Common Stock”) (such ratio, the “Exchange Ratio”) and each then-outstanding option to purchase Inmagene Shares was converted into an option to purchase Ikena Common Stock, subject to adjustment as set forth in the Merger Agreement. Ikena issued an aggregate of 4,601,375 shares of Ikena Common Stock to Company shareholders based on the Exchange Ratio, resulting in 11,181,676 shares of common stock of the Combined Company outstanding immediately following the Merger and the Ikena concurrent financing (discussed below).
Concurrently with the execution of the Merger Agreement, Ikena entered into the Subscription Agreements with certain accredited investors, pursuant to which, following the closing of the Merger, the such investors subscribed for and purchased an aggregate of 2,508,337 shares of Ikena Common Stock, after giving effect to the Reverse Stock Split, at a price of approximately $29.90 per share for aggregate gross proceeds of approximately $75.0 million.
The shares of Ikena Common Stock, which traded on The Nasdaq Global Market through the close of business on Friday, July 25, 2025, under the ticker symbol “IKNA,” commenced trading on The Nasdaq Capital Market on a post-Reverse Stock Split adjusted basis under the ticker symbol “IMA” on July 28, 2025. The Combined Company’s common stock is represented by a new CUSIP number 45175G 207. As a result of the closing of the Merger, subsequent to quarter ended June 30, 2025, certain of the Company’s vested stock options became exercisable and all outstanding restricted stock units fully vested.
The
Non-OX40
Divestiture
On July 25, 2025, immediately prior to consummation of the Merger, the Company consummated the divestiture of the non-IMG-007
business related assets, business and operations (the
“Non-OX40
Business”)

controlled by the Company immediately prior to the Merger (the
“Non-OX40
Divestiture”). Specifically, the Company sold and transferred (including via sublicense) all of the
Non-OX40
Business to Miragene Inc, a newly formed private company and wholly owned subsidiary of the Company (“SellCo”).
As part of the
Non-OX40
Divestiture, Miragene Co, a newly formed private company (“BuyCo”) held by the holders of the Company’s outstanding shares prior to the Merger, purchased from the Company all of the outstanding share capital of SellCo (holding the
Non-OX40
Business) in exchange for a promissory note in the amount of $8,900,000 issued by BuyCo to the Company. The promissory note accrues interest at an annual rate of 4.61%, with interest payments due monthly in arrears, unless BuyCo elects to capitalize the interest through payment-in-kind
(PIK) treatment. The promissory note matures on the earlier of (i) the year 2035 or (ii) the date on which the Company declares the promissory note due and payable or after the occurrence of an event of default. Additionally, in the event that BuyCo receives certain specified milestone or license payments, after the second anniversary of the promissory note, 50% of such proceeds must be used to prepay the outstanding balance of the promissory note. Any payments made under the promissory note from BuyCo to the Company will be distributed to Inmagene CVR holders as Inmagene CVR Payments.
As a result of the
Non-OX40
Divestiture,
IMG-007,
a
non-depleting
anti-OX40 monoclonal antibody, for the treatment of atopic dermatitis and other potential indications, became the only product candidate of the Company in clinical development.
Transition Services Agreement
In connection with the
Non-OX40
Divestiture, the Company entered into a Transition Services Agreement (the “Transition Services Agreement”) with SellCo (as defined above) for certain transitional services related to the ongoing operations of the Company’s business with respect to the
IMG-007
program, including services related to chemistry, manufacturing and controls, regulatory affairs, clinical trial support and operations, translational science research and support, bioanalysis, pharmacovigilance, program management, accounting and finance, program management communication, administration and human resources and intellectual property support (collectively, the “Miragene Services”).
The initial term of the Transition Services Agreement is six months, which shall be automatically extended for an additional six months unless during the first three months of the Initial Term, the Company provides written notice to terminate the Transition Services Agreement (as may be extended, the “Initial Term”). In addition, the Company may extend the term for the receipt of the Miragene Services for up to an additional 12 months upon 60 days’ prior written notice prior to the end of the Initial Term.
Upon the closing of the Merger, the Company paid SellCo $1.25 million as pre-payment
for the Miragene Services to be provided during the Initial Term. Up to $1.25 million may be payable if the Initial Term is automatically extended for the Miragene Services to be provided during such period. If the Transition Services Agreement is extended beyond the Initial Term, the Miragene Services shall be provided at an annual FTE rate of $200,000.
In addition, pursuant to the Transition Services Agreement, SellCo shall be permitted to use the Company’s principal executive offices under specified circumstances at an agreed monthly rate.
The Transition Services Agreement may be terminated after the Initial Term by either party upon 60 days’ prior written notice or by SellCo after the completion by the Company of the sale or other disposition of any portion of the Company’s business, assets or properties constituting all or a majority of the
IMG-007
Business (as defined in the Transition Services Agreement).

15. Subsequent Events
The Company evaluated subsequent events occurring subsequent to December 31, 2024 through March 18, 2025, the date the consolidated financial statements were available for issuance.
On January 9, 2025, the Company entered into an agreement with Affibody to terminate the Affibody Agreement effective as of January 10, 2025. In accordance with the terms of the Affibody Agreement, all corresponding licenses or sublicenses were terminated, and the Company agreed to wind down any ongoing studies for any compounds subject to the Affibody Agreement.
Events
Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through September 8, 2025, the date the financial statements were available to be reissued.
The Company received Term Loan Advances of $7.5 million in April 2025 and $7.5 million in May 2025. Total Term Loan Advances received as of the reissuance of the financial statements is $22.5 million.
The Merger
On July 25, 2025, the Delaware corporation formerly known as Ikena Oncology, Inc. (“Ikena”) completed its previously announced
merger with the Company in accordance with the terms of the Agreement and Plan of Merger, dated as of December 23, 2024 (the “Merger Agreement”). Prior to the merger, Ikena effected a
1-for-12
reverse stock split of its common stock (the “Reverse Stock Split”). Pursuant to the Plan of Merger for the First Merger, Merger Sub I was merged with and into the Company and the Company became a wholly owned subsidiary of Ikena. Pursuant to the Plan of Merger for the Second Merger, Merger Sub II was merged with and into the Company and Merger Sub II became a wholly owned subsidiary of Ikena. Ikena then changed its name to “ImageneBio, Inc.” and the business conducted by Ikena became primarily the business conducted by the Company immediately prior to the Merger.
Under the terms of the Merger Agreement, each ordinary share and preferred share of the Company (each such share, an “Inmagene Share”) held as treasury shares were canceled. Each then-outstanding Inmagene Share was converted into the right to receive 0.0030510 shares of Ikena common stock, par value $0.001 per share (“Ikena Common Stock”) (such ratio, the “Exchange Ratio”) and each then-outstanding option to purchase Inmagene Shares was converted into an option to purchase Ikena Common Stock, subject to adjustment as set forth in the Merger Agreement. Ikena issued an aggregate of 4,601,375 shares of Ikena Common Stock to Company shareholders based on the Exchange Ratio, resulting in 11,181,676 shares of common stock of the Combined Company outstanding immediately following the Merger and the PIPE Financing (defined below).
Concurrently with the execution of the Merger Agreement, Ikena entered into the Subscription Agreements with certain accredited investors (the “PIPE Investors”), pursuant to which, following the closing of the Merger, the PIPE Investors subscribed for and purchased an aggregate of 2,508,337 shares of Ikena Common Stock, after giving effect to the Reverse Stock Split, at a price of approximately $29.90 per share for aggregate gross proceeds of approximately $75.0 million (the “PIPE Financing”).

The shares of Ikena Common Stock, which traded on The Nasdaq Global Market through the close of business on Friday, July 25, 2025, under the ticker symbol “IKNA,” commenced trading on The Nasdaq Capital Market on a post-Reverse Stock Split adjusted basis under the ticker symbol “IMA” on July 28, 2025. The Combined Company’s common stock is represented by a new CUSIP number, 45175G 207. As a result of the closing of the Merger, subsequent to quarter ended June 30, 2025, certain of the Company’s vested stock options became exercisable and all outstanding restricted stock units fully vested.
The Non-OX40 Divestiture
On July 25, 2025, immediately prior to consummation of the Merger, the Company consummated the divestiture of the non-IMG-007
business related assets, business and operations (the
“Non-OX40
Business”) controlled by the Company immediately prior to the Merger (the
“Non-OX40
Divestiture”). Specifically, the Company sold and transferred (including via sublicense) all of the
Non-OX40
Business to Miragene Inc, a newly formed private company and wholly owned subsidiary of the Company (“SellCo”).
As part of the
Non-OX40
Divestiture, Miragene Co, a newly formed private company (“BuyCo”) held by the holders of the Company’s outstanding shares prior to the Merger, purchased from the Company all of the outstanding share capital of SellCo (holding the
Non-OX40
Business) in exchange for a promissory note in the amount of $8,900,000 issued by BuyCo to the Company. The promissory note accrues interest at an annual rate of 4.61%, with interest payments due monthly in arrears, unless BuyCo elects to capitalize the interest through payment-in-kind
(PIK) treatment. The promissory note matures on the earlier of (i) the year 2035 or (ii) the date on which the Company declares the promissory note due and payable or after the occurrence of an event of default. Additionally, in the event that BuyCo receives certain specified milestone or license payments, after the second anniversary of the promissory note, 50% of such proceeds must be used to prepay the outstanding balance of the promissory note. Any payments made under the promissory note from BuyCo to the Company will be distributed to Inmagene CVR holders as Inmagene CVR Payments.
As a result of the
Non-OX40
Divestiture,
IMG-007,
a
non-depleting
anti-OX40 monoclonal antibody, for the treatment of atopic dermatitis and other potential indications, became the only product candidate of the Company in clinical development.
Transition Services Agreement
In connection with the
Non-OX40
Divestiture, the Company entered into a Transition Services Agreement (the “Transition Services Agreement”) with SellCo (as defined above) for certain transitional services related to the ongoing operations of the Company’s business with respect to the
IMG-007
program, including services related to chemistry, manufacturing and controls, regulatory affairs, clinical trial support and operations, translational science research and support, bioanalysis, pharmacovigilance, program management, accounting and finance, program management communication, administration and human resources and intellectual property support (collectively, the “Miragene Services”).
The initial term of the Transition Services Agreement is six months, which shall be automatically extended for an additional six months unless during the first three months of the Initial Term, the Company provides written notice to terminate the Transition Services Agreement (as may be extended, the “Initial Term”). In addition, the Company may extend the term for the receipt of the Miragene Services for up to an additional 12 months upon 60 days’ prior written notice prior to the end of the Initial Term.
Upon the closing of the Merger, the Company paid SellCo $1.25 million as pre-payment
for the Miragene Services to be provided during the Initial Term. Up to $1.25 million may be payable if the Initial Term is automatically extended for the Miragene Services to be provided during such period. If the Transition Services Agreement is extended beyond the Initial Term, the Miragene Services shall be provided at an annual FTE rate of $200,000.
In addition, pursuant to the Transition Services Agreement, SellCo shall be permitted to use the Company’s principal executive offices under specified circumstances at an agreed monthly rate.
The Transition Services Agreement may be terminated after the Initial Term by either party upon 60 days’ prior written notice or by SellCo after the completion by the Company of the sale or other disposition of any portion of the Company’s business, assets or properties constituting all or a majority of the
IMG-007
Business (as defined in the Transition Services Agreement).

IKENA ONCOLOGY INC
Subsequent Events
12. Subsequent Events
On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted in the United States. The OBBBA includes significant changes to federal tax law and other regulatory provisions that may impact the Company. As the legislation was not signed into law until the Company’s third quarter of 2025, the impacts are not included in its operating results for the three and six months ended June 30, 2025. The Company will evaluate the impact of the newly enacted tax law and its impact on the Company’s forecasted annual effective tax rate in subsequent periods as required.
On July 15, 2025, at the annual meeting of the Company’s stockholders, the Company’s stockholders approved the Merger and related proposals. The proposals are described in detail in the Company’s definitive proxy statement/prospectus filed on Form
S-4
with the SEC, most recently amended on June 9, 2025 and declared effective on June 11, 2025 and first mailed to the Company’s stockholders on June 11, 2025. All proposals presented at the annual meeting were approved by the Company’s stockholders, and made effective on July 25, 2025, including (i) an amendment to the Company’s second amended and restated certificate of incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock, contingent upon closing of the Merger, at a ratio of one new share of Company common stock for every 12 shares
of outstanding Company common stock, (ii) approval of the Equity Incentive Plan 2025 Plan and (iii) approval of the 2025 Employee Stock Purchase Plan.

20. SUBSEQUENT EVENT
The accompanying consolidated financial statements reflect the 1-for-12 reverse stock split of the Company’s common stock that was approved by the board of directors and made effective on July 25, 2025 prior to the Merger. All share and per share information herein that relates to common stock prior to the effective date of the reverse stock split has been retroactively restated to reflect the reverse stock split. The par value and the number of authorized shares of the preferred stock and common stock were not adjusted in connection with the reverse stock split.